Income taxes (Details 4) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
2038		$ 31,000
2039		53,000
2040	$ 88,000	581,000
2041	1,833,000	1,544,000
2042	3,168,000	0
Total	$ 5,089,000	$ 2,209,000